Note 6 - Assets Held for Sale, Property and Equipment - Property and Equipment 1 (Details) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, cost		$ 26,639
Accumulated depreciation		(9,647)
Property and equipment, net	$ 0	16,992
Laboratory Equipment [Member]
Property and equipment, cost		11,970
Office Equipment [Member]
Property and equipment, cost		1,861
Computer Equipment [Member]
Property and equipment, cost		364
Leasehold Improvements [Member]
Property and equipment, cost		$ 12,444